Stockholders’ Equity (Details) - Schedule of stock options activities - Stock Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) - Schedule of stock options activities [Line Items]
Number of Options, balance beginning	6,000	6,000	6,000
Weighted Average Exercise Price, balance beginning	$ 0.005	$ 0.005	$ 0.005
Weighted Average Remaining Contractual Term (Years), balance beginning	2 years 6 months		4 years 6 months
Aggregate Intrinsic Value, balance beginning	$ 42,870	$ 127,290	$ 104,970
Number of Options, Granted/Issued/ Forfeited
Weighted Average Exercise Price, Granted/Issued/ Forfeited
Weighted Average Remaining Contractual Term (Years), Granted/Issued/ Forfeited
Aggregate Intrinsic Value, Granted/Issued/ Forfeited
Number of Options, balance ending		6,000	6,000
Weighted Average Exercise Price, balance ending		$ 0.005	$ 0.005
Weighted Average Remaining Contractual Term (Years), balance ending	7 years 6 months	2 years 6 months	3 years 6 months
Aggregate Intrinsic Value, balance ending		$ 42,870	$ 127,290
Number of Options, Exercisable,	12,000	6,000
Weighted Average Exercise Price, Exercisable	$ 5	$ 0.005
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 9 months 18 days	2 years 6 months
Aggregate Intrinsic Value, Exercisable	$ 6,030	$ 42,870